Fair Value Measurement (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Fair Value Measurement (Details) [Line Items]
Warrant liability	$ 12,471,750
U.S. Treasury Bills [Member]
Fair Value Measurement (Details) [Line Items]
Assets held in trust account		$ 86,255,170
Money Market Mutual Funds [Member]
Fair Value Measurement (Details) [Line Items]
Assets held in trust account		$ 86,255,170